Fair value of financial instruments (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Disposals	$ (2,906)	$ (1,044)
Unrealized exchange loss	(363)	(330)
Unrealized (loss) gain on investment portfolio		294
Level 3 [Member]
Statement Line Items [Line Items]
Opening balance of Level 3 investments	20,691
Acquired in business combination with Difference		22,648
Addition	150
Disposals		(2,100)
Repayment of debenture		(14)
Unrealized exchange loss	(247)	(118)
Unrealized (loss) gain on investment portfolio	(2,303)	275
Balance of level 3 investments, end of year	$ 18,291	$ 20,691